PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Table Text Block]
	December 30, 2012			December 31, 2011
		Accumulated	Net book		Accumulated	Net book
	Cost	depreciation	value	Cost	depreciation	value

Furniture and fixtures	$20,854	$(10,334)	$10,520	$20,854	$(7,355)	$13,499
Computers and equipment	15,171	(10,129)	5,042	45,370	(33,800)	11,570
Land	30,000	-	30,000	30,000	-	30,000
Site improvements	2,925,731	(1,459,137)	1,466,594	2,925,731	(911,898)	2,013,833
Site equipment	1,736,202	(653,759)	1,082,443	1,274,609	(388,769)	885,840
Vehicles	23,595	(21,236)	2,359	23,595	(16,517)	7,078
Building	500,000	(133,333)	366,667	500,000	(83,333)	416,667

	$5,251,553	$(2,287,928)	$2,963,625	$4,820,159	$(1,441,672)	$3,378,487